Borrowings (Tables)	12 Months Ended
Nov. 03, 2019
Debt Disclosure [Abstract]
Schedule of debt

	Effective Interest Rate		November 3, 2019	November 4, 2018

			(In millions)
2019 Senior Notes - fixed rate
3.125% notes due April 2021	3.607%		$2,000	$—
3.125% notes due October 2022	3.527%		1,500	—
3.625% notes due October 2024	3.980%		2,000	—
4.250% notes due April 2026	4.544%		2,500	—
4.750% notes due April 2029	4.953%		3,000	—
			11,000	—
2019 Term Loans - floating rate
LIBOR plus 1.250% term loan due through May 2024	3.362%		800	—
LIBOR plus 1.375% term loan due through May 2026	3.452%		800	—
			1,600	—
2017 Senior Notes - fixed rate
2.375% notes due January 2020	2.615%		2,750	2,750
2.200% notes due January 2021	2.406%		750	750
3.000% notes due January 2022	3.214%		3,500	3,500
2.650% notes due January 2023	2.781%		1,000	1,000
3.625% notes due January 2024	3.744%		2,500	2,500
3.125% notes due January 2025	3.234%		1,000	1,000
3.875% notes due January 2027	4.018%		4,800	4,800
3.500% notes due January 2028	3.596%		1,250	1,250
			17,550	17,550
Assumed CA Senior Notes - fixed rate
5.375% notes due December 2019	3.433%		750	—
3.600% notes due August 2022	4.071%		500	—
4.500% notes due August 2023	4.099%		250	—
4.700% notes due March 2027	5.153%		350	—
			1,850	—
Commercial Paper
Commercial paper	2.547%	(a)	1,000	—
			1,000	—
Assumed Brocade Convertible Notes - fixed rate
1.375% convertible notes due January 2020	0.628%		37	37
			37	37
Assumed BRCM Senior Notes - fixed rate
2.500% - 4.500% notes due August 2022 - August 2034	2.585% - 4.546%		22	22
Total principal amount outstanding			33,059	17,609
Less: Unaccreted discount/premium and unamortized debt issuance costs			(261)	(116)
Total debt			$32,798	$17,493

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(a) Represents the weighted average interest rate on outstanding commercial paper as of November 3, 2019.

Schedule of future principal payments on debt
The future scheduled principal payments of debt as of November 3, 2019 were as follows:

Fiscal Year:	Future Scheduled Principal Payments
(In millions)
2020	$4,537
2021	2,750
2022	5,509
2023	1,250
2024	5,307
Thereafter	13,706
Total	$33,059

As of November 3, 2019 and November 4, 2018, we accrued interest payable of $214 million and $165 million, respectively, and were in compliance with all debt covenants.